Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$57,549,847.71	0.3163122	$44,970,810.88	0.2471739	$12,579,036.83
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$127,839,847.71	0.0880300	$115,260,810.88	0.0793682	$12,579,036.83

Weighted Avg. Coupon (WAC)	5.17%		5.21%
Weighted Avg. Remaining Maturity (WARM)	20.73		19.93
Pool Receivables Balance	$159,076,629.38		$146,348,037.69
Remaining Number of Receivables	25,570		24,404

Adjusted Pool Balance	$157,751,874.09		$145,172,837.26

III. COLLECTIONS

Principal:
Principal Collections	$12,408,258.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$227,021.75
Total Principal Collections	$12,635,279.93

Interest:
Interest Collections	$685,576.63
Late Fees & Other Charges	$50,118.54
Interest on Repurchase Principal	$-
Total Interest Collections	$735,695.17

Collection Account Interest	$1,884.09
Reserve Account Interest	$1,305.40
Servicer Advances	$-

Total Collections	$13,374,164.59

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$13,374,164.59
Reserve Account Release	$-
Total Available for Distribution	$13,374,164.59

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$132,563.86	$-	$132,563.86	$132,563.86
Collection Account Interest					$1,884.09
Late Fees & Other Charges					$50,118.54
Total due to Servicer					$184,566.49

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$38,846.15		$38,846.15

Total Class A interest:		$38,846.15		$38,846.15	$38,846.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$13,049,443.37

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$12,579,036.83

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$12,579,036.83
Class A Notes Total:	$12,579,036.83	$12,579,036.83
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$12,579,036.83	$12,579,036.83

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			470,406.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,324,755.29
Beginning Period Amount	$1,324,755.29
Current Period Amortization	$149,554.86
Ending Period Required Amount	$1,175,200.43
Ending Period Amount	$1,175,200.43
Next Distribution Date Required Amount	$1,037,564.94

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	18.96%	20.60%	20.60%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.18%	23,715	95.71%	$140,076,146.54
30 - 60 Days	2.28%	557	3.45%	$5,048,492.49
61 - 90 Days	0.44%	107	0.67%	$986,724.65
91-120 Days	0.10%	24	0.16%	$228,299.61
121 + Days	0.00%	1	0.01%	$8,374.40
Total		24,404		$146,348,037.69

Delinquent Receivables 30+ Days Past Due
Current Period	2.82%	689	4.29%	$6,271,891.15
1st Preceding Collection Period	2.68%	684	4.05%	$6,443,366.09
2nd Preceding Collection Period	2.53%	673	3.88%	$6,654,375.92
3rd Preceding Collection Period	2.48%	685	3.74%	$6,942,856.81
Four-Month Average	2.63%		3.99%

Repossession in Current Period		20		$201,426.32
Repossession Inventory		56		$84,737.79

Current Charge-Offs
Gross Principal of Charge-Offs				$320,333.51
Recoveries				$(227,021.75)
Net Loss				$93,311.76

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.70%

Average Pool Balance for Current Period				$152,712,333.54

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.73%
1st Preceding Collection Period				1.04%
2nd Preceding Collection Period				0.80%
3rd Preceding Collection Period				0.53%
Four-Month Average				0.78%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	34	2,476	$36,542,527.96
Recoveries	26	2,269	$(23,621,279.98)
Net Loss			$12,921,247.98
Cumulative Net Loss as a % of Initial Pool Balance			0.85%

Net Loss for Receivables that have experienced a Net Loss *	33	2,055	$13,069,302.78
Average Net Loss for Receivables that have experienced a Net Loss			$6,359.76

Principal Balance of Extensions			$1,207,577.48
Number of Extensions			127

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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